American Beacon Acadian Emerging Markets Managed Volatility Fund | American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Acadian Emerging Markets Managed Volatility Fund

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Earnest Partners Emerging Markets Equity Fund
American Beacon SGA Global Growth Fund

Supplement dated June 30, 2014
to the
Prospectus dated May 30, 2014

Effective July 1, 2014, American Beacon Advisors, Inc. (“Manager”) will reduce the administrative service fee charged to the Fund's A Class and C Class shares from 0.40% to 0.30% of each Class's average daily net assets. At that time, the contractual fee limit for the A Class and C Class shares also will be reduced by 0.10%. The information below supplements the Fund's Prospectus dated May 30, 2014, and is in addition to any other supplement(s):

In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:

Fees and Expenses of the Fund
In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Acadian Emerging Markets Managed Volatility Fund	A Class		C Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%		2.00%
[1]	A contingent deferred sales charge ('CDSC') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Acadian Emerging Markets Managed Volatility Fund		A Class	C Class
Management fees	[1]	0.70%	0.70%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%
Other Expenses	[1][2]	1.45%	1.45%
Acquired Fund Fees and Expenses	[1][2]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][3]	2.41%	3.16%
Fee waiver and/or expense reimbursement	[1]	(0.65%)	(0.65%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1][4]	1.76%	2.51%
[1]	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[2]	Other expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the fiscal year ending January 31, 2015.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Other Expenses, as applicable, through May 30, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.75% for the A Class, 2.50% for the C Class, 1.45% for the Y Class, 1.35% for the Institutional Class and 1.73% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Acadian Emerging Markets Managed Volatility Fund (USD $)	1 year	3 years
A Class	744	1,226
C Class	354	914

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	1 year	3 years
American Beacon Acadian Emerging Markets Managed Volatility Fund C Class	254	914

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE